Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Commitments And Contingencies
Note 8 — Commitments and Contingencies
Registration Rights
The holders of the Founder Shares (defined below), Private Placement Warrants and Working Capital Warrants (and any shares of Common Stock issuable upon the exercise of such instruments) are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Business Combination Marketing Agreement
Flame engaged underwriters as advisors in connection with its business combination to assist it in holding meetings with Flame’s stockholders to discuss the potential business combination and the target business’s attributes, introduce it to potential investors that are interested in purchasing its securities in connection with the potential business combination, assist it in obtaining stockholder approval for the business combination and assist it with its press releases and public filings in connection with the business combination. Flame was to pay a Marketing Fee (as defined in its registration statement on Form
S-1,
as amended, that was filed with the SEC on February 5, 2021) for such services upon the consummation of its initial business combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including the proceeds from the exercise of the over-allotment option. The underwriters were not entitled to such fee unless Flame consummated its initial business combination. Upon the closing of the Business Combination, the Marketing Fee of $10.1 million was paid in full, and is recognized as an offset to the proceeds from the PIPE Investment within Additional paid-in
capital in the unaudited condensed consolidated statement of equity/net parent investment as of June 30, 2024 (Successor).
Grey Fox Matter
On March 26, 2024, Sable entered into a Stipulation and Agreement of Settlement (the “Settlement Agreement”) among (i) Grey Fox, LLC, MAZ Properties, Inc., Bean Blossom, LLC, Winter Hawk, LLC, Mark Tautrim, Trustee of the Mark Tautrim Revocable Trust, and Denise McNutt, on behalf of themselves and the Court-certified Settlement Class (the “Plaintiffs and Settlement Class Members”), (ii) Pacific Pipeline Company (“PPC”) and (iii) Sable, with respect to the settlement and release of certain claims related to the Pipelines, including claims impacting the right of way for the Pipelines (collectively, the “Released Claims”).
Pursuant to the terms of the Settlement Agreement, (i) the Plaintiffs and Settlement Class Members will be obligated to, among other things, (a) release Sable, PPC and the other released parties from and against the Released Claims, (b) grant certain temporary construction easements to facilitate the repair of certain portions of the Pipelines, and (c) cooperate in good faith with Sable and PPC with respect to any and all steps reasonably required to restart the Pipelines and operate them thereafter, including obtaining all necessary regulatory approvals, consistent with the requirements of the relevant government agencies and the Consent Decree issued by the United States District Court for the Central District of California in relation to Civil Action No.
2:20-cv-02415
(United States of America and the People of the State of California v. Plains All American Pipeline, L.P. and Plains Pipeline, L.P.) and (ii) Sable has agreed to among other things, (a) pay $35.0 million into an interest-bearing non-reversionary
qualified settlement fund, and (b) deliver to class counsel an irrevocable standby letter of credit issued by J.P. Morgan & Co. or another federally insured bank in the amount of $35.0 million to secure Sable’s obligation to make certain payments under the Settlement Agreement. The Settlement Agreement is subject to approval by the United States District Court for the Central District of California (the “Court”). There can be no assurance that the Court will grant final approval of the Settlement Agreement on its current terms or at all. The Company expensed $0.1 million and $70.1 million for the settlement expense and the Interest Payable, which is included in General and administrative expenses on the condensed consolidated statement of operations for the three months ended June 30, 2024 (Successor) and the period from February 14, 2024 through June 30, 2024 (Successor), respectively (refer to discussion of restricted cash in
Note 2 — Significant Accounting Policies
for additional details regarding the Interest Payable).
On May 1, 2024, the Court entered an order granting preliminary approval of the Settlement Agreement. The Court found, among other things, that (i) the Court will likely be able to approve the Settlement Agreement under Rule 23(e)(2) and to certify the settlement class for purposes of judgment on the proposed settlement and (ii) the settlement is sufficiently fair, reasonable, and adequate as the settlement class members under the relevant considerations to warrant sending notice of the settlement to the settlement class. On May 9, 2024, the Company made the initial $35.0 million payment into the Qualified Settlement Fund and delivered the $35.0 million letter of credit to plaintiffs’ counsel. A fairness hearing has been scheduled for September 13, 2024 to, among other things, determine whether the proposed settlement should be finally approved by the Court.

Flame Acquisition Corp [Member]
Other Commitments [Line Items]
Commitments And Contingencies
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Business Combination Marketing Agreement
The Company has engaged underwriters as advisors in connection with its business combination to assist it in holding meetings with the Company’s stockholders to discuss the potential business combination and the target business’s attributes, introduce it to potential investors that are interested in purchasing its securities in connection with the potential business combination, assist it in obtaining stockholder approval for the business combination and assist the Company with its press releases and public filings in connection with the business combination. The Company will pay the Marketing Fee (as defined in the Company’s registration statement on Form
S-1,
as amended, that was filed with the SEC on February 5, 2021) for such services upon the consummation of its initial business combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including the proceeds from the exercise of the over-allotment option. The underwriters will not be entitled to such fee unless the Company consummates its initial business combination. The underwriters will not be entitled to such fee unless the Company consummates its initial business combination. In connection with the Extension, stockholders holding 20,317,255 shares of Flame Class A common stock subject to possible redemption stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account, representing approximately 70.67% of our issued and outstanding Flame Class A common stock subject to possible redemption stock. After this redemption, 8,432,745 shares of Flame Class A common stock subject to possible redemption stock remained outstanding. In connection with the Second Extension, stockholders holding 2,328,063 shares of Flame Class A common stock subject to possible redemption stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account, representing approximately 27.61% of our issued and outstanding Flame Class A common stock subject to possible redemption stock. After this redemption, 6,104,682 shares of Flame Class A common stock subject to possible redemption stock remained outstanding. If no additional public stockholders exercise redemption rights with respect to their shares of Flame Class A common stock, the amount of effective underwriting commissions due to the underwriters upon the consummation of the Business Combination will represent 15.9% of the aggregate proceeds from the Flame IPO retained by Flame. Upon the closing of the Business Combination, the Marketing Agreement fee of $10,062,500 was paid in full.
Underwriters Agreement
On March 1, 2021, the Company paid a fixed underwriting discount of $0.20 per Unit, or $5,750,000 in the aggregate.
Mar
k
eting Advisor Fees
On January 30, 2024, the Company engaged advisory services to assist the Company with general marketing assistance associated with the Business Combination. The Advisor was not entitled to any fee unless the Company consummated the Business Combination. Upon the closing of the Business Combination, the Company paid the marketing advisor a fee of $
750,000
.

Deferred Legal Fees
As of December 31
, 20
23 and 2022, the Company has incurred unbilled legal costs of $4,035,714 and $2,633,139, respectively, related to its prospective initial Business Combination. These costs are deferred until the completion of the Company’s initial Business Combination and are included in accounts payable and accrued expenses on the Company’s balance sheets.